                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD INSTITUTIONAL PORTFOLIOS, INC.

2.       Name of each series or class of funds for which this notice is filed:

         N/A

3.       Investment Company Act File Number:       811-5768

         Securities Act File Number:               33-27055

4.       Last day of fiscal year  for which this notice is filed:   Fiscal period from Dec. 1, 1994 through Oct. 27, 1995

5.       Check box if this notice is being filed more than 180 days after the close of  the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                    /   /

6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction
         A.6):

         N/A

7.       Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8.       Number and amount of securities registered during the fiscal year other than pursuant to rule
         24f-2:

         None

9.       Number and aggregate sales price of securities sold during the fiscal year:

         468,914,248 Shares
         $468,914,243 Aggregate Sales Price

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
10.      Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         468,914,248 Shares
         $468,914,243 Aggregate Sales Price

11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         N/A

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                                                $468,914,243

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                                    +     N/A

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                                              -$411,507,994

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                                   +     N/A

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):                                      $57,406,249

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                                             x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                                       $19,795.26



INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             /X/

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


         December 8, 1995

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

         By (Signature and Title) /s/ Raymond J. Klapinsky
                                 ----------------------------------------------
                                  Raymond J. Klapinsky, Senior Vice
                                  President




         Date    December 12, 1995
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                                                                       EXHIBIT B
December 12, 1995


Vanguard Institutional Portfolios, Inc.
P.O. Box 2600
Valley Forge, PA  19482

Gentlemen:

Vanguard Institutional Portfolios, Inc. (the "Fund") was organized as a Maryland Corporation on December 15, 1988. I have acted as Counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as Counsel to the Fund that I am furnishing you this opinion.

As a member of the Pennsylvania Bar acting as Counsel to Vanguard Institutional Portfolios, Inc. (the "Fund"), I have examined the Fund's: (1) Articles of Incorporation, and amendments thereto; (2) minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

The assets of the Fund were merged into a separate series of Vanguard Money Market Reserves, Inc. effective with the close of business on October 27, 1995.

My examination also disclosed the following information:

1. The Fund is authorized to issue 20,000,000,000 shares of its common stock with a $.001 par value. On October 27, 1995 (the effective date of the merger), the Fund had issued an outstanding 734,334,399 shares.

2. On December 1, 1994 (the beginning of the Fund's last fiscal year), the Fund had no shares registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

3. During the fiscal period ended October 27, 1995, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.
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4.       During the fiscal period ended October 27, 1995, the Fund sold the following shares in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act:

Name of Securities                 Number of Shares                    Aggregate Sales Price

Common Stock                       468,914,248                         $468,914,243
($.001 Par Value)

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal period in reliance upon Rule 24f-2 of the 1940 Act.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting corporation of the State of Maryland legally authorized to issue 20,000,000,000 shares of its common stock, with a $.001 par value.

2. The proposed registration of 468,914,248 shares sold by the Fund during its fiscal period ended October 27, 1995 pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation are legally authorized and issued, fully paid and non-assessable.

3. During the fiscal period ended October 27, 1995, the holders of the Fund's shares had all the rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,

         /s/ RAYMOND J. KLAPINSKY
         ------------------------
BY:      Raymond J. Klapinsky
         Counsel